Changes in liabilities arising from financing activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	₩ 61,318,433	₩ 55,165,652
Cash flows	5,768,637	5,837,882
Disclosure - Changes in lease liabilities [Abstract]
Interest expense on lease liabilities	(85,950)
Increase	218,800	0
Changes in accounting policies	4,943,584	0
Effect of exchange rate fluctuations and others	694,320	314,899
Increase from the business combination	2,900	0
Ending balance	72,946,673	61,318,433
Borrowings and debt securities
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	61,034,627	54,747,392
Cash flows	6,342,074	5,972,336
Disclosure - Changes in lease liabilities [Abstract]
Increase	0	0
Changes in accounting policies	0	0
Effect of exchange rate fluctuations and others	496,940	314,899
Increase from the business combination	2,900	0
Ending balance	67,876,540	61,034,627
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	283,806	418,260
Cash flows	(573,437)	(134,454)
Disclosure - Changes in lease liabilities [Abstract]
Interest expense on lease liabilities	(85,950)
Decrease	659,387
Increase	218,800	0
Changes in accounting policies	4,943,584	0
Effect of exchange rate fluctuations and others	197,380	0
Increase from the business combination	0	0
Ending balance	₩ 5,070,133	₩ 283,806